Concentrations (Details) - Schedule of Company’s Purchase - Purchase [Member] - Supplier Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplier A [Member]
Concentrations (Details) - Schedule of Company’s Purchase [Line Items]
Concentration Risk, Percentage	40.30%
Supplier B [Member]
Concentrations (Details) - Schedule of Company’s Purchase [Line Items]
Concentration Risk, Percentage		37.30%
Supplier C [Member]
Concentrations (Details) - Schedule of Company’s Purchase [Line Items]
Concentration Risk, Percentage	10.20%	13.80%
Supplier D [Member]
Concentrations (Details) - Schedule of Company’s Purchase [Line Items]
Concentration Risk, Percentage		12.40%